Guggenheim High Yield Fund Average Annual Total Returns - A C Inst P Shares [Member]		12 Months Ended	60 Months Ended	116 Months Ended	120 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [3]	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)		1.35%	[1]
Bloomberg U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.19%	4.21%		5.17%	[2]
Class A
Prospectus [Line Items]
Average Annual Return, Percent		3.58%	3.02%		4.24%
Performance Inception Date	Aug. 05, 1996
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.92%	0.66%		1.71%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.07%	1.25%		2.07%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		6.00%	3.06%		3.95%
Performance Inception Date	May 01, 2000
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		8.07%	4.11%		5.00%
Performance Inception Date	Jul. 11, 2008
Class P
Prospectus [Line Items]
Average Annual Return, Percent		7.83%	3.82%	4.48%
Performance Inception Date	May 01, 2015

[1]	Performance of the benchmark index is shown for the same periods as shown for performance of Class A shares.
[2]	Performance of the benchmark index is shown for the same periods as shown for performance of Class A shares.
[3]	Performance reflects return since inception of Class P shares.